UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06500

Name of Fund: BlackRock MuniYield New York Insured Fund, Inc. (MYN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock MuniYield New York Insured Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2010

Date of reporting period: 10/31/2009

Item 1 – Schedule of Investments

BlackRock MuniYield New York Insured Fund, Inc. (MYN)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

New York - 117.6%

Corporate - 10.2%	New York City Industrial Development Agency, RB, Japan Airlines Co., AMT (FSA), 6.00%, 11/01/15	$5,190	$5,200,536
	New York City Industrial Development Agency, RB, Terminal One Group Association Project, AMT, 5.50%, 1/01/24	1,500	1,498,410
	New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	3,150	3,081,771
	New York State Energy Research & Development Authority, RB, Brooklyn Union Gas, Keyspan, Series A, AMT (FGIC), 4.70%, 2/01/24	10,750	10,349,025
	New York State Energy Research & Development Authority, RB, Lilco Project, Series A (MBIA), 5.15%, 3/01/16	3,000	3,010,320
	Suffolk County Industrial Development Agency, New York, RB, Keyspan, Port Jefferson, AMT, 5.25%, 6/01/27	4,625	4,450,129
	Suffolk County Industrial Development Agency, New York, RB, Ogden Martin System Huntington, AMT (AMBAC), 6.00%, 10/01/10	8,530	8,855,505
	Suffolk County Industrial Development Agency, New York, RB, Ogden Martin System Huntington, AMT (AMBAC), 6.15%, 10/01/11	9,170	9,822,354
	Suffolk County Industrial Development Agency, New York, RB, Ogden Martin System Huntington, AMT (AMBAC), 6.25%, 10/01/12	6,470	7,063,817

			53,331,867

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance Inc.
GO	General Obligation Bonds
HFA	Housing Finance Agency
MBIA	Municipal Bond Investors Assurance (National Public Finance Guaranty Corp.)
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds

BlackRock MuniYield New York Insured Fund, Inc. (MYN)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

County/City/Special District/School District - 35.7%	City of Buffalo New York, GO, School, Series D (MBIA), 5.50%, 12/15/14	$1,250	$1,321,663
	City of Buffalo New York, GO, School, Series D (MBIA), 5.50%, 12/15/16	1,500	1,561,980
	City of New York New York, GO, Series B (AMBAC), 7.00%, 2/01/18	70	70,328
	City of New York New York, GO, Series B (MBIA), 5.75%, 8/01/13	1,280	1,339,674
	City of Niagara Falls New York, GO, Water Treatment Plant, AMT (MBIA), 7.25%, 11/01/10	1,000	1,066,840
	Dutchess County Resource Recovery Agency, New York, RB, Solid Waste System, Series A (MBIA), 5.40%, 1/01/13	1,700	1,746,342
	Erie County Industrial Development Agency, RB, City of Buffalo Project (FSA), 5.75%, 5/01/20	1,900	2,069,689
	Hudson Yards Infrastructure Corp., RB, Series A (FGIC), 5.00%, 2/15/47	12,150	11,044,714
	Hudson Yards Infrastructure Corp., RB, Series A (MBIA), 4.50%, 2/15/47	16,275	13,634,381
	Ilion Central School District, New York, GO, Series B (FGIC), 5.50%, 6/15/10	1,675	1,745,886
	New York City Industrial Development Agency, RB, CAB, Yankee Stadium, PILOT (AGC), 6.47%, 3/01/39 (a)	5,000	870,150
	New York City Industrial Development Agency, RB, CAB, Yankee Stadium, PILOT (AGC), 6.41%, 3/01/43 (a)	5,830	746,881
	New York City Industrial Development Agency, RB, Queens Baseball Stadium, PILOT (AGC), 6.38%, 1/01/39	1,000	1,138,720
	New York City Industrial Development Agency, RB, Queens Baseball Stadium, PILOT (AMBAC), 5.00%, 1/01/36	11,800	10,727,498
	New York City Industrial Development Agency, RB, Queens Baseball Stadium, PILOT (AMBAC), 5.00%, 1/01/39	5,250	4,771,462
	New York City Industrial Development Agency, RB, Queens Baseball Stadium, PILOT (AMBAC), 5.00%, 1/01/46	9,900	8,884,260
	New York City Industrial Development Agency, RB, Yankee Stadium, PILOT (FGIC), 5.00%, 3/01/46	9,650	8,658,462
	New York City Industrial Development Agency, RB, Yankee Stadium, PILOT (MBIA), 5.00%, 3/01/36	4,650	4,285,765
	New York City Transit Authority, Metropolitan Transportation Authority, Triborough Bridge & Tunnel, COP, Series A (AMBAC), 5.63%, 1/01/12	1,020	1,037,187

BlackRock MuniYield New York Insured Fund, Inc. (MYN)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York City Transitional Finance Authority, RB, Fiscal 2008, Series S-1, 4.50%, 1/15/38	$2,000	$1,852,380
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-1 (AGC), 5.50%, 7/15/38	6,000	6,379,020
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/39	1,500	1,599,135
New York City Transitional Finance Authority, RB, Future Tax Secured, Series C (FGIC), 5.00%, 2/01/33	12,395	12,607,574
New York City Transitional Finance Authority, RB, Future Tax Secured, Series D (MBIA), 5.25%, 2/01/21	3,000	3,243,390
New York City Transitional Finance Authority, RB, Future Tax Secured, Series E (MBIA), 5.25%, 2/01/22	2,500	2,682,600
New York City Transitional Finance Authority, RB, Series A (FGIC), 5.00%, 11/15/26	1,000	1,044,380
New York City Transitional Finance Authority, RB, Series S-2 (FSA), 5.00%, 1/15/37	5,000	5,072,150
New York City Transitional Finance Authority, RB, Series S-2 (MBIA), 4.25%, 1/15/34	5,980	5,400,658
New York Convention Center Operating Corp., RB, Hotel Unit Fee Secured (AMBAC), 5.00%, 11/15/30	1,500	1,488,390
New York Convention Center Operating Corp., RB, Hotel Unit Fee Secured (AMBAC), 5.00%, 11/15/35	33,750	32,328,112
New York Convention Center Operating Corp., RB, Hotel Unit Fee Secured (AMBAC), 5.00%, 11/15/44	13,470	12,566,163
North Country Development Authority, Refunding RB (FSA), 6.00%, 5/15/15	1,115	1,225,017
Sales Tax Asset Receivable Corp., RB, Series A (AMBAC), 5.00%, 10/15/32	11,200	11,541,488
Syracuse Industrial Development Agency, New York, RB, Carousel Center Project, Series A, AMT (Syncora), 5.00%, 1/01/36	11,500	8,103,360
Town of Huntington New York, GO, Refunding (AMBAC), 5.50%, 4/15/12	460	510,821
Town of Huntington New York, GO, Refunding (AMBAC), 5.50%, 4/15/13	455	514,746
Town of North Hempstead New York, GO, Refunding, Series B (MBIA), 6.40%, 4/01/13	1,745	2,012,212
Town of North Hempstead New York, GO, Refunding, Series B (MBIA), 6.40%, 4/01/17	555	668,603

		187,562,081

BlackRock MuniYield New York Insured Fund, Inc. (MYN)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

Education - 7.4%	Madison County Industrial Development Agency, New York, RB, Colgate University Project, Series A (AMBAC), 5.00%, 7/01/30	$5,410	$5,557,314
	Madison County Industrial Development Agency, New York, RB, Colgate University Project, Series A (AMBAC), 5.00%, 7/01/35	2,675	2,715,687
	New York City Industrial Development Agency, RB, Polytechnic University Project (ACA), 5.25%, 11/01/37	2,480	2,127,865
	New York City Industrial Development Agency, Refunding RB, Nightingale, Bamford School (AMBAC), 5.25%, 1/15/18	1,275	1,356,039
	New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/33	5,500	5,622,210
	New York City Trust for Cultural Resources, Refunding RB, Series American Museum Natural History, Series A (MBIA), 5.00%, 7/01/36	4,250	4,329,390
	New York City Trust for Cultural Resources, Refunding RB, Series American Museum Natural History, Series A (MBIA), 5.00%, 7/01/44	500	504,940
	New York State Dormitory Authority, RB, City University System, Series C (MBIA), 7.50%, 7/01/10	815	850,126
	New York State Dormitory Authority, RB, Mt. Sinai School of Medicine, 5.13%, 7/01/39	7,750	7,480,378
	New York State Dormitory Authority, RB, Mt. Sinai School of Medicine New York University (MBIA), 5.00%, 7/01/35	2,100	1,995,084
	New York State Dormitory Authority, RB, New York University, Series 1 (AMBAC), 5.50%, 7/01/40	4,580	5,229,352
	Rensselaer County Industrial Development Agency, New York, RB, Polytechnic Institute, Series B (AMBAC), 5.50%, 8/01/22	1,255	1,270,725

			39,039,110

Health - 6.5%	New York City Industrial Development Agency, RB, Royal Charter, New York Presbyterian (FSA), 5.75%, 12/15/29	7,970	8,448,041
	New York State Dormitory Authority, RB, Hudson Valley Hospital (FSA), 5.00%, 8/15/36	6,000	6,222,900
	New York State Dormitory Authority, RB, Montefiore Hospital (MBIA), 5.00%, 8/01/33	1,500	1,517,415
	New York State Dormitory Authority, RB, NY & Presbyterian Hospital (FSA), 5.25%, 2/15/31	3,000	3,085,380
	New York State Dormitory Authority, RB, NY & Presbyterian Hospital (FSA), 5.00%, 8/15/36	5,000	5,050,500

BlackRock MuniYield New York Insured Fund, Inc. (MYN)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

	New York State Dormitory Authority, RB, NY State Rehabilitation Association, Series A (CIFG), 5.25%, 7/01/19	$1,180	$1,197,393
	New York State Dormitory Authority, RB, NY State Rehabilitation Association, Series A (CIFG), 5.13%, 7/01/23	1,000	981,150
	New York State Dormitory Authority, RB, North Shore Long Island Jewish, Series A, 5.50%, 5/01/37	2,075	2,096,414
	New York State Dormitory Authority, RB, Saint Luke’s Roosevelt Hospital (FHA), 4.90%, 8/15/31	3,250	3,115,320
	New York State Dormitory Authority, RB, Series B (MBIA), 6.50%, 2/15/11 (b)	1,000	1,076,470
	Oneida County Industrial Development Agency, New York, RB, Civic Facilities, Mohawk Valley, Series A (FSA), 5.20%, 2/01/13	1,365	1,372,357

			34,163,340

Housing - 3.2%	Monroe County Industrial Development Agency, RB, Industrial Development, Southview Towers Project, AMT, 6.13%, 2/01/20	1,240	1,255,612
	Monroe County Industrial Development Agency, RB, Industrial Development, Southview Towers Project, AMT, 6.25%, 2/01/31	1,125	1,138,511
	New York City Housing Development Corp., RB, Series C, AMT, 5.00%, 11/01/26	1,500	1,487,625
	New York City Housing Development Corp., RB, Series C, AMT, 5.05%, 11/01/36	2,000	1,868,840
	New York City Housing Development Corp., RB, Series H-1, AMT, 4.70%, 11/01/40	1,340	1,190,416
	New York Mortgage Agency, New York, RB, Homeowner Mortgage, Series 97, AMT, 5.50%, 4/01/31	1,130	1,133,605
	New York Mortgage Agency, New York, RB, Series 133, AMT, 4.95%, 10/01/21	1,540	1,559,635
	New York Mortgage Agency, New York, RB, Series 143, AMT, 4.90%, 10/01/37	1,000	929,640
	New York Mortgage Agency, New York, RB, Series 143, AMT (MBIA), 4.85%, 10/01/27	2,485	2,415,321
	New York State HFA, RB, Saint Philips Housing, Series A, AMT (FNMA), 4.65%, 11/15/38	1,500	1,401,285
	Yonkers Industrial Development Agency, New York, RB, Monastery Manor Association LP Project, AMT, 5.25%, 4/01/37	2,445	2,362,212

			16,742,702

BlackRock MuniYield New York Insured Fund, Inc. (MYN)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

State - 9.2%	City of New York New York, GO, Sub-Series J-1, 4.50%, 5/15/30	$2,000	$1,976,180
	New York State Dormitory Authority, RB, Master Boces Program Lease (AGC), 5.00%, 8/15/28	1,750	1,800,400
	New York State Dormitory Authority, RB, Mental Health Facilities, Series B, 5.25%, 2/15/14 (c)	1,570	1,759,546
	New York State Dormitory Authority, RB, Mental Health Services Facilities, Series C, AMT (FSA), 5.40%, 2/15/33	6,460	6,490,879
	New York State Dormitory Authority, RB, School District Financing Program, Series A (FSA), 5.00%, 10/01/35	550	557,518
	New York State Dormitory Authority, RB, School District Financing Program, Series B (FSA), 5.00%, 4/01/36	5,000	5,068,400
	New York State Dormitory Authority, RB, School District Financing Program, Series C (FSA), 5.00%, 10/01/37	4,050	4,100,018
	New York State Dormitory Authority, RB, School District Financing Program, Series E (MBIA), 5.75%, 10/01/30	6,900	7,293,645
	New York State Dormitory Authority, RB, Upstate Community Colleges, Series A (FSA), 6.00%, 7/01/10 (c)	1,070	1,121,285
	New York State Thruway Authority, RB, Second General, Series B, 5.00%, 4/01/27	1,500	1,568,775
	New York State Thruway Authority, RB, Series A (AMBAC), 5.00%, 4/01/26	4,380	4,562,734
	New York State Urban Development Corp., RB, Personal Income Tax, Series C-1 (MBIA), 5.00%, 3/15/13 (c)	3,000	3,361,950
	New York State Urban Development Corp., RB, State Personal Income Tax, State Facilities, Series A-1 (MBIA), 5.00%, 3/15/29	5,000	5,134,000
	New York State Urban Development Corp., Refunding RB, Correctional Capital Facilities, Series A (FSA), 6.50%, 1/01/11	3,190	3,397,701

			48,193,031

BlackRock MuniYield New York Insured Fund, Inc. (MYN)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

Tobacco - 1.8%	Tobacco Settlement Financing Corp., New York, RB, Asset Backed, Series A-2 (AMBAC), 5.25%, 6/01/20	$5,000	$5,232,400
	Tobacco Settlement Financing Corp., New York, RB, Asset Backed, Series A-4 (AMBAC), 5.25%, 6/01/22	2,000	2,081,660
	Tobacco Settlement Financing Corp., New York, RB, Series B-1C, 5.50%, 6/01/22	1,900	1,992,644

			9,306,704

Transportation - 32.0%	Metropolitan Transportation Authority, RB, Series 2008C, 6.50%, 11/15/28	3,200	3,627,808
	Metropolitan Transportation Authority, RB, Series A (FSA), 5.00%, 11/15/32	1,015	1,025,515
	Metropolitan Transportation Authority, RB, Series A (MBIA), 5.00%, 11/15/30	6,600	6,631,218
	Metropolitan Transportation Authority, RB, Series C (FSA), 5.13%, 1/01/10 (c)	1,640	1,820,039
	Metropolitan Transportation Authority, Refunding RB, Series A (FSA), 5.75%, 11/15/32	29,300	31,151,174
	Metropolitan Transportation Authority, Refunding RB, Series A (MBIA), 5.13%, 11/15/22	1,390	1,424,250
	Metropolitan Transportation Authority, Refunding RB, Series A (MBIA), 5.25%, 11/15/31	2,500	2,529,325
	Metropolitan Transportation Authority, Refunding RB, Transportation, Series F (MBIA), 5.25%, 11/15/12 (c)	6,235	7,040,936
	Metropolitan Transportation Authority, Refunding RB, Transportation, Series F (MBIA), 5.00%, 11/15/31	5,000	5,023,650
	New York State Thruway Authority, GO, Refunding, Series G, 5.00%, 1/01/30	2,000	2,047,420
	New York State Thruway Authority, RB, Series F (AMBAC), 5.00%, 1/01/30	6,000	6,108,900
	New York State Thruway Authority, RB, Series G (FSA), 4.75%, 1/01/29	7,250	7,317,715
	New York State Thruway Authority, RB, Series G (FSA), 4.75%, 1/01/30	9,000	9,057,240
	New York State Thruway Authority, RB, Series G (FSA), 5.00%, 1/01/32	17,030	17,306,056
	Niagara Frontier Transportation Authority, New York, RB, Buffalo Niagara International Airport, Series B (MBIA), 5.50%, 4/01/19	2,705	2,734,295

BlackRock MuniYield New York Insured Fund, Inc. (MYN)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

	Port Authority of New York & New Jersey, RB, Consolidated, 141st Series, (CIFG), AMT, 4.50%, 9/01/35	$1,000	$903,690
	Port Authority of New York & New Jersey, RB, Consolidated, 161st Series, 4.50%, 10/15/37	3,250	3,072,063
	Port Authority of New York & New Jersey, RB, Special Project, JFK International Air Terminal, Series 6, AMT (MBIA), 6.25%, 12/01/10	14,750	15,124,060
	Port Authority of New York & New Jersey, RB, Special Project, JFK International Air Terminal, Series 6, AMT (MBIA), 6.25%, 12/01/11	7,175	7,461,139
	Port Authority of New York & New Jersey, RB, Special Project, JFK International Air Terminal, Series 6, AMT (MBIA), 6.25%, 12/01/13	4,425	4,699,040
	Port Authority of New York & New Jersey, RB, Special Project, JFK International Air Terminal, Series 6, AMT (MBIA), 6.25%, 12/01/14	7,380	7,769,074
	Port Authority of New York & New Jersey, RB, Special Project, JFK International Air Terminal, Series 6, AMT (MBIA), 5.75%, 12/01/22	10,160	10,325,303
	Port Authority of New York & New Jersey, RB, Special Project, JFK International Air Terminal, Series 6, AMT (MBIA), 5.75%, 12/01/25	3,500	3,503,955
	Triborough Bridge & Tunnel Authority, New York, RB, General Purpose, Series Y (MBIA), 6.00%, 1/01/12 (a)	1,790	1,896,290
	Triborough Bridge & Tunnel Authority, New York, RB, Sub-Series A (MBIA), 5.25%, 11/15/30	6,000	6,193,560
	Triborough Bridge & Tunnel Authority, New York, RB, Subordinate Bonds (AMBAC), 5.00%, 11/15/28	2,465	2,534,784

			168,328,499

Utilities - 9.9%	Buffalo Sewer Authority, New York, RB, Series F (MBIA), 6.00%, 7/01/13	4,300	4,576,877
	Long Island Power Authority, RB, General, Series A (AGC), 6.00%, 5/01/33	1,500	1,669,965
	Long Island Power Authority, RB, General, Series B (FSA), 5.00%, 12/01/35	4,000	4,069,400
	Long Island Power Authority, RB, Series A (AGC), 5.75%, 4/01/39	1,015	1,115,586
	Long Island Power Authority, RB, Series A (AMBAC), 5.00%, 9/01/29	7,000	7,119,770
	New York City Municipal Water Finance Authority, RB, Fiscal 2004, Series C (MBIA), 5.00%, 6/15/35	975	990,220
	New York City Municipal Water Finance Authority, RB, Series A (AMBAC), 5.00%, 6/15/35	3,500	3,543,750

BlackRock MuniYield New York Insured Fund, Inc. (MYN)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

	New York City Municipal Water Finance Authority, RB, Series A (FSA), 4.25%, 6/15/39	$500	$456,005
	New York City Municipal Water Finance Authority, RB, Series A (MBIA), 5.75%, 6/15/11 (c)	24,650	26,685,843
	New York City Municipal Water Finance Authority, RB, Series A (MBIA), 5.13%, 6/15/34	1,250	1,265,987
	New York City Municipal Water Finance Authority, Refunding RB, Series F (FSA), 5.00%, 6/15/29	500	505,645

			51,999,048

Utilities - 1.7%	New York City, New York City Municipal Water Finance Authority, Water and Sewer Systems RB, Series D (FSA), 5.00%, 6/15/37	9,000	9,149,400

	Total Municipal Bonds in New York		617,815,782

Guam - 0.8%

Transportation - 0.8%	Guam International Airport Authority, RB, General, Series C, AMT (MBIA), 5.25%, 10/01/21	2,240	2,240,627
	Guam International Airport Authority, RB, General, Series C, AMT (MBIA), 5.25%, 10/01/22	2,050	2,035,670

			4,276,297

	Total Municipal Bonds in Guam		4,276,297

Puerto Rico - 14.3%

County/City/Special District/School District - 0.4%	Puerto Rico Sales Tax Financing Corporation, RB, CAB, Series A (MBIA), 5.79%, 8/01/41 (a)	12,800	1,961,088

Housing - 0.8%	Puerto Rico HFA, RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	4,000	3,992,800

State - 6.7%	Commonwealth of Puerto Rico, GO, Refunding Public Improvement, Series A (FSA), 5.25%, 7/01/30	2,150	2,219,596
	Commonwealth of Puerto Rico, GO, Refunding, Public Improvement, Series A (MBIA), 5.50%, 7/01/20	2,000	2,070,040
	Commonwealth of Puerto Rico, GO, Refunding, Sub- Series C-7 (MBIA), 6.00%, 7/01/27	2,000	2,077,820
	Commonwealth of Puerto Rico, GO, Refunding, Sub- Series C-7 (MBIA), 6.00%, 7/01/28	4,775	4,937,446
	Puerto Rico Convention Center Authority, RB, Series A (AMBAC), 5.00%, 7/01/31	4,000	3,672,400
	Puerto Rico Highway & Transportation Authority, Refunding RB, Series CC (FSA), 5.50%, 7/01/31	5,000	5,482,200
	Puerto Rico Infrastructure Financing Authority, RB, CAB, Series A (AMBAC), 4.67%, 7/01/35 (a)	3,900	613,275
	Puerto Rico Infrastructure Financing Authority, RB, CAB, Series A (AMBAC), 5.03%, 7/01/43 (a)	8,000	698,400

BlackRock MuniYield New York Insured Fund, Inc. (MYN)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

	Puerto Rico Infrastructure Financing Authority, RB, CAB, Series A (FGIC), 4.62%, 7/01/31 (a)	$22,030	$4,904,539
	Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series M-3 (MBIA), 6.00%, 7/01/28	2,850	2,939,034
	Puerto Rico Public Finance Corp., RB, Commonwealth, Series E, 5.50%, 2/01/12 (c)	700	766,850
	Puerto Rico Sales Tax Financing Corp., RB, First Sub- Series A, 5.75%, 8/01/37	4,500	4,655,700

			35,037,300

Transportation - 3.9%	Puerto Rico Highway & Transportation Authority, RB, Series D, 5.75%, 7/01/12 (c)	3,000	3,349,080
	Puerto Rico Highway & Transportation Authority, RB, Series G (FGIC), 5.25%, 7/01/13 (c)	655	745,888
	Puerto Rico Highway & Transportation Authority, RB, Series G (FGIC), 5.25%, 7/01/19	2,265	2,274,558
	Puerto Rico Highway & Transportation Authority, RB, Series G (FGIC), 5.25%, 7/01/21	345	341,419
	Puerto Rico Highway & Transportation Authority, RB, Series Y (FSA), 6.25%, 7/01/21	6,275	6,884,303
	Puerto Rico Highway & Transportation Authority, Refunding RB, Series CC (FSA), 5.25%, 7/01/32	1,000	1,043,320
	Puerto Rico Highway & Transportation Authority, Refunding RB, Series CC (FSA), 5.25%, 7/01/33	1,000	1,044,340
	Puerto Rico Highway & Transportation Authority, Refunding RB, Series CC (FSA), 5.25%, 7/01/36	4,750	4,973,868

			20,656,776

Utilities - 2.5%	Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A (AGC), 5.13%, 7/01/47	10,980	10,355,677
	Puerto Rico Electric Power Authority, Refunding RB, Series VV (MBIA), 5.25%, 7/01/30	3,000	3,068,460

			13,424,137

	Total Municipal Bonds in Puerto Rico		75,072,101

	Total Municipal Bonds - 132.7%		697,164,180

	Municipal Bonds Transferred to Tender Option Bond Trusts (d)

County/City/Special District/School District - 12.0%	City of New York. New York, GO, Series J, 5.00%, 5/15/23	6,750	6,959,790
	City of New York. New York, GO, Sub-Series C-3 (AGC), 5.75%, 8/15/28	14,400	16,054,560
	New York State Dormitory Authority, RB, Education, Series B, 5.75%, 3/15/36	7,850	8,669,226

BlackRock MuniYield New York Insured Fund, Inc. (MYN)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value

	Sales Tax Asset Receivable Corp., RB, Series A (AMBAC), 5.25%, 10/15/27	$13,000	$13,981,083
	Sales Tax Asset Receivable Corp., RB, Series A (AMBAC), 5.00%, 10/15/32	16,000	17,205,807

			62,870,466

Education - 1.2%	New York State Dormitory Authority, RB, New York University, Series A, 5.00%, 7/01/38	6,498	6,653,888

Transportation - 10.0%	Metropolitan Transportation Authority, RB, Series A (MBIA), 5.00%, 11/15/31	3,901	3,989,228
	Metropolitan Transportation Authority, Refunding RB, Series A (FSA), 5.00%, 11/15/30	8,460	8,511,944
	New York State Thruway Authority, RB, Series H (FSA), 5.00%, 1/01/37	10,000	10,146,700
	Port Authority of New York & New Jersey, RB, Consolidated 37th Series, AMT (FSA), 5.13%, 7/15/30	2,500	2,534,500
	Triborough Bridge & Tunnel Authority, New York, Refunding RB (MBIA), 5.25%, 11/15/23	7,000	7,244,860
	Triborough Bridge & Tunnel Authority, Refunding RB (MBIA), 5.00%, 11/15/32	19,677	19,981,813

			52,409,045

Utilities - 1.4%	New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	4,094	4,515,101
	New York City Municipal Water Finance Authority, RB, Series FF-2, 5.50%, 6/15/40	2,759	2,990,937

			7,506,038

	Total Municipal Bonds Transferred to Tender Option Bond Trusts - 24.6%		129,439,437

	Total Long-Term Investments (Cost - $827,986,173) - 157.3%		826,603,617

	Short-Term Securities	Shares

	CMA New York Municipal Money Fund, 0.04% (e)(f)	18,608,056	18,608,056

	Total Short-Term Securities (Cost - $18,608,056) - 3.5%		18,608,056

	Total Investments (Cost - $846,594,229*) - 160.8%		845,211,673
	Liabilities in Excess of Other Assets - (0.8)%		(4,332,789)
	Liability for Trust Certificates, Including Interest Expense and Fees Payable - (12.9)%		(67,695,659)
	Preferred Shares, at Redemption Value - (47.1)%		(247,743,525)

	Net Assets Applicable to Common Shares - 100.0%		$525,439,700

BlackRock MuniYield New York Insured Fund, Inc. (MYN)

Schedule of Investments October 31, 2009 (Unaudited)

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$780,002,356

Gross unrealized appreciation	$21,505,391
Gross unrealized depreciation	(23,910,879)

Net unrealized depreciation	$(2,405,488)

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	Security is collateralized by Municipal or US Treasury Obligations.

(c)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(e)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA New York Municipal Money Fund	$5,800,817	$1,084

(f)	Represents the current yield as of report date.

BlackRock MuniYield New York Insured Fund, Inc. (MYN)

Schedule of Investments October 31, 2009 (Unaudited)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 - Short-Term Securities	$18,608,056
Level 2 - Long-Term Investments[1]	826,603,617
Level 3	—

Total	$845,211,673

[1]	See above Schedule of Investments for values in each sector.

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield New York Insured Fund, Inc.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniYield New York Insured Fund, Inc.

Date: December 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New York Insured Fund, Inc.

Date: December 18, 2009

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield New York Insured Fund, Inc.

Date: December 18, 2009